March 17, 2000

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re: The Prudential Discovery Select Group Variable Contract Account (File No. 333-23271)

Dear Commissioners:

     On behalf of The Prudential Insurance Company of America, Newark, New Jersey and The Prudential Discovery Select Group Variable Contract Account, we hereby submit the annual report of the Account for filing with the Securities and Exchange Commission pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"). The annual report is for the year ending December 31, 1999, and has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Growth and Income, AIM V.I. Value Fund, Janus Growth, Janus International Growth, MFS Emerging Growth, MFS Research Series, OCC Managed, OCC Small Cap, T. Rowe Price Equity Income, T. Rowe Price International Stock, Warburg Pincus Trust, Post-Venture Capital; The Prudential Series Fund Conservative Balanced, Diversified Bond, Equity Income, Equity, Flexible Managed Global, Government Income High Yield Bond, Money Market, Prudential Jennison, and Stock Index.

1.  Filer/Entity:         AIM V.I. Growth and Income Fund and AIM V.I.
                           Value Fund
    Registration No.:     811-07452
    CIK No.:              0000896435
    Accession No.:        0000899243-00-000422
    Date of Filing:       03/08/00

2.  Filer/Entity:         Janus Aspen Series
    Registration No.:     811-07736
    CIK No.:              0000906185
    Accession No.:        0001012709-00-000241
    Date of Filing:       02/25/00

3.  Filer/Entity:         MFS Emerging Growth Series
    Registration No.:     811-08326
    CIK No.:              0000918571
    Accession No.:        0000950156-00-0097
    Date of Filing:       02/22/00

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Securities and Exchange Commission
March 17, 2000
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4.    Filer/Entity:         MFS Research Series
      Registration No.:     811-08326
      CIK No.:              0000918571
      Accession No.:        0000950156-00-0098
      Date of Filing:       02/22/00

5.    Filer/Entity:         OCC Accumulation--Managed Portfolio
      Registration No.:     811-08512
      CIK No.:              0000923185
      Accession No.:        0000889812-00-000897
      Date of Filing:       02/18/00

6.    Filer/Entity:         OCC Accumulation--Small Cap Portfolio
      Registration No.:     811-08512
      CIK No.:              0000923185
      Accession No.:        0000889812-00-000895
      Date of Filing:       02/18/00

7.    Filer/Entity:         T. Rowe Price Equity Income Portfolio
      Registration No.:     811-07143
      CIK No.:              0000918294
      Accession No.:        0000918294-00-000009
      Date of Filing:       03/08/00

8.    Filer/Entity:         T. Rowe Price International Stock Portfolio
      Registration No.:     811-07145
      CIK No.:              0000918292
      Accession No.:        0000918292-00-000002
      Date of Filing:       03/08/00

9.    Filer/Entity:         Warburg Pincus Trust Post
      Registration No.:     811-07261
      CIK No.:              0000941568
      Accession No.:        0000935069-00-000081
      Date of Filing:       02/29/00

10.   Filer/Entity:         The Prudential Series Fund, Inc.
      Registration No.:     811-03623
      CIK No.:              0000711175
      Accession No.:        0000912057-00-010961
      Date of Filing:       03/10/00

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Securities and Exchange Commission
March 17, 2000
Page 3



         If you have any questions regarding this filing, please contact me at
(973) 367-1388.

                                              Sincerely,

                                              /s/ Lee D. Augsburger
                                              ------------------------------
                                                  Lee D. Augsburger
                                                  Chief Legal Officer--Annuities